Short-term investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Short-term investments
Short-term investments	$ 438,497		¥ 2,321,244		¥ 3,052,726
Amount of interest income recognized but not paid	$ 1,669	¥ 11,621	48,604	¥ 16,934
Short-term Investments [Member]
Short-term investments
Amount of interest income recognized but not paid		¥ 11,621	¥ 48,604